Remuneration of the Board of Directors and Executive Management (Details) - Parent Company - Reportable Legal Entities	12 Months Ended
Dec. 31, 2024
Bottom of range
Shareholdings By Board of Director and Executive Management [Line Items]
Remuneration of Executive Management not directly employed by the parent company (as a percentage)	10.00%
Top of range
Shareholdings By Board of Director and Executive Management [Line Items]
Remuneration of Executive Management not directly employed by the parent company (as a percentage)	20.00%